UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     August 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $168,707 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104     3012   729200 SH       SOLE                   729200        0        0
ADVANCE AUTO PARTS INC         COM              00751Y106     4649   114710 SH       SOLE                   114710        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     5181   440600 SH       SOLE                   440600        0        0
BELO CORP                      COM SER A        080555105     4699   228200 SH       SOLE                   228200        0        0
BRIGHTPOINT INC                COM NEW          109473405     2275   164960 SH       SOLE                   164960        0        0
BRINKS CO                      COM              109696104     1641    26516 SH       SOLE                    26516        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     2602   136103 SH       SOLE                   136103        0        0
CARNIVAL CORP                  PAIRED CTF       143658300     4517    92620 SH       SOLE                    92620        0        0
CHILDRENS PL RETAIL STORES I   COM              168905107     3589    69503 SH       SOLE                    69503        0        0
CHURCHILL DOWNS INC            COM              171484108     1110    21195 SH       SOLE                    21195        0        0
COMPASS DIVERSIFIED TR         SH BEN INT       20451Q104     2884   161773 SH       SOLE                   161773        0        0
CROWN HOLDINGS INC             COM              228368106     2842   113808 SH       SOLE                   113808        0        0
CVS CAREMARK CORPORATION       COM              126650100     6216   170533 SH       SOLE                   170533        0        0
DAVITA INC                     COM              23918K108     1808    33560 SH       SOLE                    33560        0        0
DOLLAR THRIFTY AUTOMOTIVE GP   COM              256743105     8519   208600 SH       SOLE                   208600        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     1817    85540 SH       SOLE                    85540        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     2112    25500 SH       SOLE                    25500        0        0
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101     3138    63630 SH       SOLE                    63630        0        0
HEWITT ASSOCS INC              COM              42822Q100     8106   253314 SH       SOLE                   253314        0        0
HYPERCOM CORP                  COM              44913M105      475    80434 SH       SOLE                    80434        0        0
M & F WORLDWIDE CORP           COM              552541104      304     4560 SH       SOLE                     4560        0        0
MEDIA GEN INC                  CL A             584404107     3034    91200 SH       SOLE                    91200        0        0
PENN NATL GAMING INC           COM              707569109    16155   268854 SH       SOLE                   268854        0        0
PENNEY J C INC                 COM              708160106      833    11510 SH       SOLE                    11510        0        0
PIONEER NAT RES CO             COM              723787107     1968    40400 SH       SOLE                    40400        0        0
PROSHARES TR                   REAL EST PRO     74347R552      290     3140 SH       SOLE                     3140        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    25636  1259775 SH       SOLE                  1259775        0        0
RIVIERA HLDGS CORP             COM              769627100    16653   458122 SH       SOLE                   458122        0        0
ROSETTA RESOURCES INC          COM              777779307     2018    93700 SH       SOLE                    93700        0        0
SOUTHERN UN CO NEW             COM              844030106     2982    91500 SH       SOLE                    91500        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109     1990    55200 SH       SOLE                    55200        0        0
SUN COMMUNITIES INC            COM              866674104     5913   198636 SH       SOLE                   198636        0        0
SYNERON MEDICAL LTD            ORD SHS          M87245102     2716   108858 SH       SOLE                   108858        0        0
TEKELEC                        COM              879101103      221    15293 SH       SOLE                    15293        0        0
TERRA INDS INC                 COM              880915103     4377   172200 SH       SOLE                   172200        0        0
TTM TECHNOLOGIES INC           COM              87305R109     3214   247240 SH       SOLE                   247240        0        0
VIACOM INC NEW                 CL B             92553P201     9211   221250 SH       SOLE                   221250        0        0